Deposit on Equipment - Schedule of Purchase Agreement Commitments, Deposits Paid and Expected Delivery Timing (Details)	8 Months Ended
Sep. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Commitment	$ 399,495,151
Deposits Paid	$ 74,345,864
Expected Shipping Starting Month and Year	2022-01
Expected Shipping Ending Month and Year	2022-12
Bitmain Technologies Limited [Member]
Property, Plant and Equipment [Line Items]
Purchase Commitment	$ 171,135,000
Deposits Paid	$ 49,656,000
Expected Shipping Starting Month and Year	2022-01
Expected Shipping Ending Month and Year	2022-09
Bitmain Technologies Limited [Member] | Agreement One [Member]
Property, Plant and Equipment [Line Items]
Agreement Date	Aug. 20, 2021
Bitmain Technologies Limited [Member] | Agreement Two [Member]
Property, Plant and Equipment [Line Items]
Agreement Date	Aug. 30, 2021
Super Acme Technology Hong Kong [Member]
Property, Plant and Equipment [Line Items]
Agreement Date	Sep. 02, 2021
Purchase Commitment	$ 222,400,800
Deposits Paid	$ 22,240,080
Expected Shipping Starting Month and Year	2022-07
Expected Shipping Ending Month and Year	2022-12
Various Vendors For Other Contracts And Costs [Member]
Property, Plant and Equipment [Line Items]
Purchase Commitment	$ 5,959,351
Deposits Paid	$ 2,449,784